Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TWEEDY, BROWNE FUND INC.
Prospectus Date	rr_ProspectusDate	Jul. 29, 2013
TWEEDY, BROWNE VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Tweedy, Browne Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2013, the Fund’s portfolio turnover rate was 8%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund over the time periods shown and then redeem all of your shares at the end of those periods. This example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in U.S. and foreign equity securities that the Adviser believes are undervalued. The Adviser seeks to construct a widely diversified portfolio of small, medium and large capitalization stocks from a variety of industries and countries. Value investing seeks to uncover stocks whose current market prices are at discounts (that is, undervalued) to the Adviser’s estimate of their true or intrinsic value.

The Fund’s investment style derives from the work of the late Benjamin Graham. Most investments in the Fund’s portfolio at the time of initial purchase have one or more of the following investment characteristics:
  low stock price in relation to book value
  low price-to-earnings ratio
  low price-to-cash-flow ratio
  above-average dividend yield
  low price-to-sales ratio as compared to other companies in the same industry low corporate leverage
  low share price
  purchases of a company’s own stock by the company’s officers and directors company share repurchases
  a stock price that has declined significantly from its previous high price and/or small market capitalization.
		The Fund invests primarily in undervalued U.S. and foreign equity securities. In order to provide the Fund with greater flexibility, effective July 29, 2013, the Fund has removed its investment mandate to invest no less than 50% of its assets in the securities of U.S. issuers. The Fund is diversified by issuer and industry, and where practicable, in light of operational and regulatory considerations, seeks to reduce currency risk on its foreign investments by hedging its effective foreign currency exposure back into the U.S. dollar based on the Adviser’s judgment of such exposure after taking into account various factors, such as the source of the portfolio companies’ earnings and the currencies in which their securities trade. The Fund is designed for long-term value investors who wish to focus their investment exposure on equity securities that are economically tied to the U.S. stock market and foreign stock markets of developed countries with some exposure to emerging markets. The Fund is not appropriate for investors primarily seeking income.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund invests in equity securities, primarily consisting of common stocks. Common stock represents a proportionate interest in the earnings and value of the issuing company. Therefore, the Fund participates in the success or failure of any company in which it owns stock. The market value of common stocks fluctuates significantly, reflecting the past and anticipated business performance of the issuing company, investor perception and general economic or financial market movements.

You could lose money on your investment in the Fund or the Fund could underperform other investments.

Smaller Companies.  The Fund may invest to a significant extent in smaller companies. Smaller companies may be less well established and may have a more highly leveraged capital structure, less liquidity, a smaller investor base, greater dependence on a few customers and similar factors that can make their business and stock market performance susceptible to greater fluctuation. In general, the Adviser’s investment philosophy and selection process favor companies that do not have capital structures that would be considered to be “highly leveraged” for a company in the same field.

Foreign Securities.  The Fund may invest in foreign securities. Investing in foreign securities involves additional risks beyond those of investing in U.S. markets. These risks include:
  changes in currency exchange rates, which can lower performance in U.S. dollar terms exchange rate controls (which may include an inability to transfer currency from a given country)
  costs incurred in conversions between currencies
  non-negotiable brokerage commissions
  less publicly available information
  not generally being subject to uniform standards, practices and requirements with respect to accounting, auditing and financial reporting greater market volatility
  less trading volume
  delayed settlements
  difficulty in enforcing obligations in foreign countries
  less securities regulation
  unrecoverable withholding and transfer taxes
  war
  seizure
  political and social instability.
The value of the foreign securities held by the Fund may be affected by changes in currency exchange rates or control regulations. The share price of the Fund will tend to reflect the movements of the different securities markets in which it is invested, and to the degree not hedged, the foreign currencies in which its investments are denominated. The Adviser does not attempt to predict the movement of various currencies in reaching a decision about the appropriateness or prudence of an individual investment.

		The Fund’s practice of hedging currency risk in foreign securities tends to make the Fund underperform a similar unhedged portfolio when the dollar is losing value against the local currencies in which the portfolio’s investments are denominated. Conversely, the Fund’s practice of hedging currency risk in foreign securities tends to make the Fund outperform a similar unhedged portfolio when the dollar is gaining in value against the local currencies in which the portfolio’s investments are denominated.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund or the Fund could underperform other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate how the returns of the Fund vary over time and how they compare to relevant market benchmarks. For the period from the Fund’s inception through 2006, the Adviser chose the S&P 500 Stock Index as the relevant market benchmark for the Fund. Starting in mid-December 2006, the Fund’s investment mandate changed from investing at least 80% of its assets in U.S. securities to investing no less than approximately 50% in U.S. securities, and so the Adviser chose the MSCI World Index (Hedged to U.S. $) as the most relevant benchmark for the Fund for periods starting in January 2007. Effective July 29, 2013, the Fund has removed the 50% requirement and will continue to use the MSCI World Index (Hedged to U.S. $) as the most relevant index for the Fund. The S&P 500/MSCI World Index (Hedged to U.S. $) is a combination of the S&P 500 Index and the MSCI World Index (Hedged to U.S. $), linked together by Tweedy, Browne, and represents the performance of the S&P 500 Index for periods December 8, 1993 through December 31, 2006, and continuing with the performance of the MSCI World Index (Hedged to U.S. $), beginning January 1, 2007 and thereafter. This information may help illustrate the risks of investing in the Fund. Absent any applicable agreements to waive or reimburse certain of the Fund’s operational expenses, the returns of the Fund would have been lower. Updated performance information for the Fund is available at www.tweedy.com or by calling 1-800-432-4789 (press 0). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate how the returns of the Fund vary over time and how they compare to relevant market benchmarks.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-432-4789
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tweedy.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Value Fund Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
As of December 31, 2012
Best Quarterly Return (10 year period and since inception)	16.18% (2nd quarter 2009)

Worst Quarterly Return (10 year period)	(15.56)% (4th quarter 2008)

Worst Quarterly Return (since inception)	(17.42)% (3rd quarter 2002)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return for Periods Ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return after Taxes on Distributions and Sale of Fund Shares” may be greater than “Return before Taxes” because the investor is assumed to have a capital loss upon the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The performance data shown above would be lower had fees and expenses not been waived from December 8, 1993 through March 31, 1999.
TWEEDY, BROWNE VALUE FUND | Tweedy, Browne Value Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.14%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Expense Example, with Redemption, One Year	rr_ExpenseExampleYear01	143
Expense Example, with Redemption, Three Years	rr_ExpenseExampleYear03	443
Expense Example, with Redemption, Five Years	rr_ExpenseExampleYear05	766
Expense Example, with Redemption, Ten Years	rr_ExpenseExampleYear10	$ 1,680
Annual Return 1994	rr_AnnualReturn1994	(0.56%)	[2]
Annual Return 1995	rr_AnnualReturn1995	36.21%	[2]
Annual Return 1996	rr_AnnualReturn1996	22.45%	[2]
Annual Return 1997	rr_AnnualReturn1997	38.87%	[2]
Annual Return 1998	rr_AnnualReturn1998	9.59%	[2]
Annual Return 1999	rr_AnnualReturn1999	2.00%	[2]
Annual Return 2000	rr_AnnualReturn2000	14.45%	[2]
Annual Return 2001	rr_AnnualReturn2001	(0.09%)	[2]
Annual Return 2002	rr_AnnualReturn2002	(14.91%)	[2]
Annual Return 2003	rr_AnnualReturn2003	23.24%	[2]
Annual Return 2004	rr_AnnualReturn2004	9.43%	[2]
Annual Return 2005	rr_AnnualReturn2005	2.30%	[2]
Annual Return 2006	rr_AnnualReturn2006	11.63%	[2]
Annual Return 2007	rr_AnnualReturn2007	0.60%	[2]
Annual Return 2008	rr_AnnualReturn2008	(24.37%)	[2]
Annual Return 2009	rr_AnnualReturn2009	27.60%	[2]
Annual Return 2010	rr_AnnualReturn2010	10.51%	[2]
Annual Return 2011	rr_AnnualReturn2011	(1.75%)	[2]
Annual Return 2012	rr_AnnualReturn2012	15.45%	[2]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarterly Return (10 year period and since inception)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarterly Return (10 year period)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.56%)
Lowest Quarterly Return, Label Since Inception	tbf_LowestQuarterlyReturnLabelSinceInception	Worst Quarterly Return (since inception)
Lowest Quarterly Return, Date Since Inception	tbf_LowestQuarterlyReturnDateSinceInception	Sep. 30, 2002
Lowest Quarterly Return Since Inception	tbf_LowestQuarterlyReturnSinceInception	(17.42%)
One Year	rr_AverageAnnualReturnYear01	15.45%
Five Years	rr_AverageAnnualReturnYear05	3.88%
Ten Years	rr_AverageAnnualReturnYear10	6.48%
Since Inception	rr_AverageAnnualReturnSinceInception	8.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 1993
TWEEDY, BROWNE VALUE FUND | Return after Taxes on Distributions | Tweedy, Browne Value Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.64%
Five Years	rr_AverageAnnualReturnYear05	2.99%
Ten Years	rr_AverageAnnualReturnYear10	5.54%
Since Inception	rr_AverageAnnualReturnSinceInception	7.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 1993
TWEEDY, BROWNE VALUE FUND | Return after Taxes on Distributions and Sale of Fund Shares | Tweedy, Browne Value Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.02%
Five Years	rr_AverageAnnualReturnYear05	3.15%
Ten Years	rr_AverageAnnualReturnYear10	5.53%
Since Inception	rr_AverageAnnualReturnSinceInception	7.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 1993
TWEEDY, BROWNE VALUE FUND | S&P 500/MSCI World Index (Hedged to U.S. $) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.77%
Five Years	rr_AverageAnnualReturnYear05	(1.23%)
Ten Years	rr_AverageAnnualReturnYear10	5.58%
Since Inception	rr_AverageAnnualReturnSinceInception	7.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 1993
TWEEDY, BROWNE VALUE FUND | MSCI World Index (in U.S. $) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.77%
Five Years	rr_AverageAnnualReturnYear05	(1.23%)
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 1993
TWEEDY, BROWNE VALUE FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.00%
Five Years	rr_AverageAnnualReturnYear05	1.66%
Ten Years	rr_AverageAnnualReturnYear10	7.10%
Since Inception	rr_AverageAnnualReturnSinceInception	8.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 1993

[1]	Acquired fund fees and expenses represent the expenses of the money market funds in which the Fund's cash balances are invested.
[2]	The 2013 year-to-date return for the Value Fund through June 30, 2013 was 9.92%.